Fees Summary	Jun. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 495,910,000.00
Previously Paid Amount	0.00
Total Fee Amount	75,923.83
Total Offset Amount	0.00
Net Fee	75,923.83
Narrative - Max Aggregate Offering Price	$ 495,910,000.00
Final Prospectus	true